Segment Reporting - Summary of Non Current Assets By Country (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets	[1]	$ 2,554.7	$ 2,811.6
Operating segments [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		2,547.0	2,742.5
Operating segments [member] | China [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		863.2	881.7
Operating segments [member] | Germany [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		729.4	816.1
Operating segments [member] | Other Countries [Member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		$ 954.4	$ 1,044.7

[1]	The notes are an integral part of these consolidated financial statements.